Putnam
Tax Exempt
Money Market
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-00

[SCALE LOGO OMITTED]

From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT] Karsh, Ottawa



Dear Shareholder:

The past six months have been a relatively positive period for tax-exempt money market investors. Yields on these securities have become unusually attractive, especially relative to yields on longer-term municipal securities. Although the municipal market has not experienced the inverted yield curve of the Treasury market, in which yields on short-term securities are outpacing those on longer-term issues, the municipal market yield curve is flatter than usual. With longer-term municipal bonds not offering significantly higher yields than short-term securities, investors are not being paid to assume the greater interest-rate risks associated with these longer issues.

In this environment, it is not surprising that demand for municipal money market investments has risen considerably. As of March 31, 2000, demand was up approximately 10% from the same time last year. Meanwhile, supply has been somewhat lower than it was last year, since municipalities flush with income tax revenues require less additional financing. In this climate, mutual funds like Putnam Tax Exempt Money Market Fund continue to attract new assets.

Total return for 6 months ended 3/31/00

      NAV
--------------------------------------------------------------------
     1.54%
--------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 5.

* SLIGHTLY LONGER DURATION MAXIMIZES INCOME

Over the past nine months, the Federal Reserve Board raised short-term interest rates five times, essentially taking back its three interest-rate reductions of the fall of 1998 and then some. The Fed's goal is to slow the rampaging economy, which grew an estimated 7.1% during the fourth quarter of 1999 and is still going strong. Although the Fed appears poised for another rate increase or two in the months ahead, it may finally be nearing the end of this tightening cycle. The economy is showing signs of reining in its heady pace, while inflation remains fairly stable.

With interest rates on tax-exempt money market issues continuing to rise in step with the Fed's interest-rate increases over the period, your fund's manager, Brian S. Torpey, used duration management as a key tool for managing the fund. To capture the highest available money market rates, Brian kept the portfolio duration a bit longer than the market average over the past six months, at approximately 70 days to maturity. This slightly longer duration allowed the fund to accrue additional income from the prevailing higher rates. Indeed, in the early days of the fiscal year's second half, yields on municipal money market securities may go even higher as investors withdraw money from these instruments to pay their tax bills.

As long as the economy continues to grow, the Fed appears poised to continue tightening interest rates over the next several months. Should inflation threaten to accelerate, the board may raise rates even more dramatically. In any case, Brian plans to continue to pursue the conservative strategies that have served shareholders well thus far, and tax-exempt money market funds such as this one will remain attractive to investors seeking a combination of liquidity, superior quality, and relative stability.

* UPCOMING TRANSITION

This is my last letter to you and other Putnam Tax Exempt Money Market Fund shareholders. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the Board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands. I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 17, 2000


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/00, there is no guarantee the fund will continue to hold these securities in the future. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE COMPARISONS (3/31/00)
                                                    Current  After-tax
                                                     return*    return
------------------------------------------------------------------------
Passbook savings account                               1.09%      0.66%
------------------------------------------------------------------------
Taxable money market fund 7-day yield                  5.53       3.34
------------------------------------------------------------------------
3-month certificate of deposit                         4.24       2.56
------------------------------------------------------------------------
Putnam Tax Exempt Money Market Fund (7-day yield)      3.26       3.26
------------------------------------------------------------------------
The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals. After-tax return assumes a 39.6% maximum federal income tax rate.

*Sources: BankBoston (passbook savings), Bank Rate Monitor (3-month CDs),
 IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).

Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Tax Exempt Money Market Fund is designed for investors seeking current income exempt from federal income tax, consistent with capital preservation, stable principal, and liquidity.

TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                                              Lipper
                                            Tax Exempt     Consumer
                          Fund shares     Money Market        price
                               at NAV     Fund Average        index
------------------------------------------------------------------------
6 months                         1.54%           1.50%         2.03%
------------------------------------------------------------------------
1 year                           2.86            2.83          3.69
------------------------------------------------------------------------
5 years                         15.81           15.91         13.15
Annual average                   2.98            3.00          2.50
------------------------------------------------------------------------
10 years                        35.26           35.67         33.02
Annual average                   3.07            3.10          2.89
------------------------------------------------------------------------
Life of fund (since 10/26/87)   53.71           51.77         48.48
Annual average                   3.52            3.37          3.23
------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------
Current 7-day yield1             3.26%
------------------------------------------------------------------------
Taxable equivalent2              5.40
------------------------------------------------------------------------
Current 30-day yield1            3.22
------------------------------------------------------------------------
Taxable equivalent2              5.33
------------------------------------------------------------------------

1 The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance.

2 Assumes 39.6% maximum federal income tax rate. Results for investors subject to lower tax rates would not be as advantageous. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

Past performance is no assurance of future results and more recent returns may be more or less than those shown. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns will fluctuate. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund's holdings do not match those in the Lipper average. Yield data more closely reflect the current earnings of the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund's holdings do not match those in the Lipper average. Yield data more closely reflect the current earnings of the fund.


DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/00

------------------------------------------------------------------------
Distributions (number)              6
------------------------------------------------------------------------
Income                          $0.01529
------------------------------------------------------------------------
  Total                         $0.01529
------------------------------------------------------------------------


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.


Comparative benchmarks

Lipper Tax Exempt Money Market Fund Average, used for performance comparison purposes, is an arithmetic average of the total return of all tax exempt money market mutual funds tracked by Lipper Analytical
Services. Lipper is an independent rating organization for the mutual fund industry. Lipper rankings vary for other periods. The fund's holdings do not match those in the Lipper average. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

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New features will be added to the site regularly. So be sure to bookmark us at
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A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio

March 31, 2000 (Unaudited)

KEY TO ABBREVIATIONS

AMBAC      -- AMBAC Indemnity Corporation
COP        -- Certificate of Participation
FGIC       -- Financial Guaranty Insurance Company
FRB        -- Floating Rate Bonds
FSA        -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
LOC        -- Letter of Credit
MBIA       -- Municipal Bond Investors Assurance Corporation
VRDN       -- Variable Rate Demand Notes


MUNICIPAL BONDS AND NOTES (96.2%) (a)
PRINCIPAL AMOUNT                                                                                RATING(RAT)            VALUE

Alabama (1.5%)
----------------------------------------------------------------------------------------------------------------------------
$              500,000  AL Rev. Bonds (U. of AL), AMBAC, 4.3s, 6/1/00                           Aaa         $        500,057
             1,035,000  Jefferson Cnty., Board of Ed. Warrants, Ser. A, FSA,
                          4 1/2s, 2/15/01                                                       AAA                1,037,023
                                                                                                            ----------------
                                                                                                                   1,537,080

Alaska (1.2%)
----------------------------------------------------------------------------------------------------------------------------
             1,270,000  AK State COP (AK Courthouse), AMBAC,
                          5s, 1/1/01                                                            Aaa                1,275,732

Arizona (3.1%)
----------------------------------------------------------------------------------------------------------------------------
             1,000,000  AZ State Trans. Board Hwy. Rev. Bonds,
                          Ser. 1990, 6s, 7/1/10                                                 Aaa                1,014,724
             1,000,000  Maricopa Cnty., School Dist. G.O. Bonds
                          (Phoenix Elementary), FSA, 4 3/4s, 7/1/00                             Aaa                1,002,685
             1,100,000  Scottsdale, G.O. Bonds, 6.9s, 7/1/07                                    Aaa                1,130,944
                                                                                                            ----------------
                                                                                                                   3,148,353

Delaware (4.0%)
----------------------------------------------------------------------------------------------------------------------------
             1,000,000  DE State G.O. Bonds, Ser. C, 5s, 7/1/00                                 AAA                1,003,594
             3,000,000  DE State Trans. Auth. Syst. Rev. Bonds,
                          7.2s, 7/1/03 (PRE)                                                    Aaa                3,084,613
                                                                                                            ----------------
                                                                                                                   4,088,207

Florida (9.8%)
----------------------------------------------------------------------------------------------------------------------------
             4,000,000  FL Hsg. Fin. Agcy. VRDN (Woodlands), 4.05s,
                          12/1/17 (Northern Trust (LOC))                                        A-1+               4,000,000
               555,000  FL State Board of Ed. G.O. Bonds,
                          Ser. A, 7 1/4s, 6/1/23 (PRE)                                          AAA                  569,622
               245,000  Kissimmee, Wtr. & Swr. Rev. Bonds, AMBAC,
                          5.1s, 10/1/00                                                         Aaa                  245,719
             4,100,000  Orange Cnty., Hsg. Fin. Auth. VRDN
                          (Sundown Assoc. II), Ser. B, 4.05s, 6/1/04
                          (Fleet Bank (LOC))                                                    A-1+               4,100,000
               510,000  Orlando & Orange Cnty., Expressway Auth. Rev.
                          Bonds, FGIC, 6 1/2s, 7/1/20 (PRE)                                     AAA                  523,391
               500,000  Seminole Cnty., Local Option Gas Tax Rev. Bonds,
                          FGIC, 4 3/4s, 10/1/00                                                 AAA                  502,293
                                                                                                            ----------------
                                                                                                                   9,941,025

Georgia (15.5%)
----------------------------------------------------------------------------------------------------------------------------
             1,000,000  Burke Cnty., Poll. Control Dev. Auth. Rev. Bonds
                          (GA Pwr. Co.), Ser. 6, AMBAC, 4 3/8s, 11/1/00                         AAA                1,002,598
             3,700,000  Fulton Cnty., Hsg. Auth. Multi-Fam. Hsg. VRDN
                          (Holcombs Landing Apts), 3.95s, 8/1/26
                          (First Union National Bank (LOC))                                     A-1                3,700,000
             4,000,000  Fulton Cnty., Hsg. Auth. VRDN (Spring Creek
                          Crossing), 3.95s, 10/1/24                                             A-1                4,000,000
             3,000,000  GA State G.O. Bonds, Ser. B, 5.6s, 3/1/01                               Aaa                3,036,179
             4,000,000  Marietta, Hsg. Auth. Multi-Fam. VRDN
                          (Wood Pointe Apts.), 3.3s, 10/1/07
                          (First Union National Bank (LOC))                                     A-1                4,000,000
                                                                                                            ----------------
                                                                                                                  15,738,777

Illinois (6.2%)
----------------------------------------------------------------------------------------------------------------------------
             3,290,000  IL Dev. Fin. Auth. Indl. Dev. VRDN
                          (Cook Composites & Polymers), 3.9s, 2/1/09
                          (Societe Generale (LOC))                                              A-1                3,290,000
             1,825,000  IL State Toll Hwy. Auth. Rev. Bonds, Ser. A,
                          FGIC, 4.7s, 1/1/01                                                    Aaa                1,830,916
             1,145,000  Schaumburg, Indl. Dev. Rev. Bonds
                          (La Quinta Motor Inns), FRB, 4s, 8/1/01
                          (LOC-Bk Of America NT & SA)                                           Aa1                1,145,000
                                                                                                            ----------------
                                                                                                                   6,265,916

Iowa (0.5%)
----------------------------------------------------------------------------------------------------------------------------
               500,000  IA State Higher Ed. Loan Auth. Rev. Bonds
                          (Private College Facs.), MBIA, 5s, 8/1/00                             AAA                  501,150

Kentucky (4.3%)
----------------------------------------------------------------------------------------------------------------------------
             1,500,000  KY State Tpk. Auth. Econ. Road Dev. Rev. Bonds
                          (Revitalization Project), AMBAC, 4.9s, 7/1/00                         Aaa                1,502,774
             2,895,000  Mayfield, KY Multi-CityLease VRDN, 4s, 7/1/26
                          (PNC Bk. (LOC))                                                       VMIG1              2,895,000
                                                                                                            ----------------
                                                                                                                   4,397,774

Maryland (3.0%)
----------------------------------------------------------------------------------------------------------------------------
             1,000,000  Prince Georges Cnty., Solid Waste Mgt. Syst. Rev.
                          Bonds, 7s, 6/30/08 (PRE)                                              Aaa                1,027,929
             2,000,000  Washington Cnty., Econ. Dev. Rev. Bonds (St. James
                          School), 4 3/8s, 11/1/29 (PNC Bk. (LOC)) (PRE)                        VMIG1              2,002,564
                                                                                                            ----------------
                                                                                                                   3,030,493

Massachusetts (0.7%)
----------------------------------------------------------------------------------------------------------------------------
               500,000  MA State G.O. Bonds, Ser. C, 7s, 12/1/10 (PRE)                          Aaa                  509,629
               225,000  MA State Hlth. & Edl. Facs. Auth. Rev. Bonds,
                          MBIA, 6.85s, 10/1/00                                                  AAA                  229,510
                                                                                                            ----------------
                                                                                                                     739,139

Michigan (2.0%)
----------------------------------------------------------------------------------------------------------------------------
             2,000,000  MI Muni. Bond Auth. Rev. Notes, Ser. B-2,
                          4 1/4s, 8/25/00                                                       SP-1+              2,005,286

Minnesota (4.4%)
----------------------------------------------------------------------------------------------------------------------------
             2,000,000  Golden Valley, Indl. Dev. VRDN (Graco Inc.),
                          4.1s, 12/1/02                                                         VMIG1              2,000,000
             2,000,000  Rosemount, MN Indpt. School Dist. G.O. Bonds,
                          Ser. C, FGIC, 5.3s, 2/1/01                                            AAA                2,017,877
               450,000  St. Louis Park, Hosp. Rev. Bonds (Methodist Hosp.),
                          Ser. C, AMBAC, 7 1/4s, 7/1/18                                         AAA                  462,991
                                                                                                            ----------------
                                                                                                                   4,480,868

Mississippi (3.0%)
----------------------------------------------------------------------------------------------------------------------------
             3,000,000  Lee Cnty., Indl. VRDN (Hunter Douglas, Inc.), 4.05s,
                          10/1/00 (ABN AMRO Bank N.V. (LOC))                                    Aa2                3,000,000

Nebraska (3.4%)
----------------------------------------------------------------------------------------------------------------------------
             3,500,000  American Pub. Energy Agcy. Rev. Bonds (NE Public
                          Gas Agency), Ser. A, AMBAC, 4s, 6/1/00                                Aaa                3,503,334

New Jersey (2.9%)
----------------------------------------------------------------------------------------------------------------------------
             2,500,000  NJ Econ. Dev. Auth. VRDN (Webro), 3.64s, 1/15/10                        A-1+               2,500,000
               400,000  NJ State G.O. Bonds, 5.8s, 8/1/00                                       AA+                  402,065
                                                                                                            ----------------
                                                                                                                   2,902,065

Ohio (0.4%)
----------------------------------------------------------------------------------------------------------------------------
               400,000  OH State Bldg. Auth. Rev. Bonds (State Juvenile
                          Correctional Facs.), Ser. A, AMBAC, 5.6s, 10/1/00                     AAA                  402,695

Pennsylvania (12.8%)
----------------------------------------------------------------------------------------------------------------------------
             4,400,000  Dauphin Cnty., Gen. Auth. Rev. Bonds
                          (School Dist. Pooled Fin. Project II), AMBAC,
                          VRDN, 3.3s, 9/1/32                                                    VMIG1              4,400,000
             4,100,000  Montgomery Cnty., Higher Ed. & Hlth. Auth.
                          VRDN (Philadelphia Presbytery), 4s, 7/1/25                            VMIG1              4,100,000
             4,500,000  New Garden, PA Gen. Auth. Rev. Bonds
                          (Pooled Fin. Project I), AMBAC, VRDN,
                          5.2s, 11/1/29                                                         A-1+               4,500,000
                                                                                                            ----------------
                                                                                                                  13,000,000

South Carolina (2.8%)
----------------------------------------------------------------------------------------------------------------------------
             2,800,000  SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A,
                          AMBAC, 6 1/4s, 1/1/01                                                 AAA                2,840,308

South Dakota (2.6%)
----------------------------------------------------------------------------------------------------------------------------
             2,635,000  Rapic City Econ. Dev. VRDN (Civic Ctr. Assoc.
                          Partnership), 3.89s, 12/1/16                                          P-1                2,635,000

Texas (8.6%)
----------------------------------------------------------------------------------------------------------------------------
             4,600,000  Hays, Memorial Hlth. Facs. Dev. Corp. Rev. Bonds
                          (Central TX Med. Ctr.), Ser. B, VRDN, 4.05s,
                          11/15/14 (Bank Of America (LOC))                                      A-1+               4,600,000
               745,000  Northside, Indpt. School Distr. G.O. Bonds,
                          Ser. A, PSF, 6 3/8s, 8/15/00                                          AAA                  752,229
             1,125,000  Plano, G.O. Bonds, 6 1/4s, 7/15/00                                      Aa                 1,125,007
               600,000  Trinity River, Regional Wastewater Syst. Auth.
                          Rev. Bonds, Ser. B, FSA, 4 1/2s, 8/1/00                               Aaa                  601,292
                        TX State G.O. Bonds, Ser. A
             1,000,000    6s, 8/1/00                                                            AAA                1,000,000
               650,000    5 3/8s, 10/1/00                                                       Aa1                  655,018
                                                                                                            ----------------
                                                                                                                   8,733,546

Washington (1.0%)
----------------------------------------------------------------------------------------------------------------------------
             1,000,000  Washington State Pub. Pwr. Supply Syst. Rev.
                          Bonds (Nuclear No. 2), Ser. A, 7 3/8s, 7/1/12 (PRE)                   Aaa                1,029,486

West Virginia (0.4%)
----------------------------------------------------------------------------------------------------------------------------
               435,000  West Virginia Water Prog, 7.7s, 11/1/29 (PRE)                           Aaa                  452,704

Wisconsin (2.1%)
----------------------------------------------------------------------------------------------------------------------------
             2,000,000  Wisconsin Pub. Pwr., 7 1/2s, 7/1/10                                     Aaa                2,055,268
----------------------------------------------------------------------------------------------------------------------------
                        Total Investments (cost $97,704,206) (b)                                            $     97,704,206
----------------------------------------------------------------------------------------------------------------------------

*     Percentages indicated are based on net assets of $101,529,839.

      The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31,
      2000 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2000. Securities rated by
      Putnam are indicated by "/P" and are not publicly rated.

      Moody's Investor Service, Inc. and Standard & Poor's Corp. are the leading independent rating agencies for debt securities. Moody's uses the designation "Moody's Investment Grade", or "MIG", for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature. The designation "P" is used for tax exempt commercial paper. Standard & Poors uses "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature.

      Moody's Investor Service, Inc.
      MIGI/VMIGI = Best quality; strong protection of cash flows, superior liquidity and broad access to refinancing
      MIG2/VMIG2 = High quality; ample protection of cash flows, liquidity support and ability to refinance
      Aaa = Extremely strong capacity to pay interest and repay principal
      Aa = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree
      P-1 = Superior capacity for repayment
      P-2 = Strong capacity for repayment

      Standard & Poor's Corp.
      SP-1+ = Very strong capacity to pay principal and interest
      SP-1 = Strong capacity to pay principal and interest
      SP-2 = Satisfactory capacity to pay principal and interest
      A-1+ = Extremely strong degree of safety
      A-1 = Strong degree of safety
      A-2 = Satisfactory capacity for timely repayment

(b)   The aggregate identified cost on a tax basis is the same.

(PRE) These securities are prerefunded with callable dates within a year.

      The rates shown on FRB's and VRDN's are the current interest rates at March 31, 2000, which are subject to change based on the terms of the security.

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
March 31, 2000 (Unaudited)

Assets
----------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                             $ 97,704,206
----------------------------------------------------------------------------------------------
Cash                                                                                   261,297
----------------------------------------------------------------------------------------------
Interest and other receivables                                                         946,586
----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                 109,771
----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       2,830,500
----------------------------------------------------------------------------------------------
Total assets                                                                       101,852,360

Liabilities
----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   12,639
----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                             156,105
----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                           110,287
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               7,455
----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            5,806
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                               837
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  29,392
----------------------------------------------------------------------------------------------
Total liabilities                                                                      322,521
----------------------------------------------------------------------------------------------
Net assets                                                                        $101,529,839

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                   $101,529,839
----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
($101,529,839 divided by 101,529,839 shares)                                             $1.00
----------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended March 31, 2000 (Unaudited)
Tax exempt interest income:                                                         $1,736,884
----------------------------------------------------------------------------------------------

Expenses:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                       212,863
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          82,627
----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        3,317
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         1,704
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  1,716
----------------------------------------------------------------------------------------------
Registration fees                                                                       21,515
----------------------------------------------------------------------------------------------
Auditing                                                                                13,523
----------------------------------------------------------------------------------------------
Legal                                                                                    4,242
----------------------------------------------------------------------------------------------
Postage                                                                                  3,219
----------------------------------------------------------------------------------------------
Other                                                                                   14,264
----------------------------------------------------------------------------------------------
Total expenses                                                                         358,990
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (50,437)
----------------------------------------------------------------------------------------------
Net expenses                                                                           308,553
----------------------------------------------------------------------------------------------
Net investment Income                                                                1,428,331
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $1,428,331
----------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                                                    Six months ended         Year ended
                                                                            March 31       September 30
                                                                                2000*              1999
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                  $   1,428,331        $ 2,032,243
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       1,428,331          2,032,243
-------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------
  From net investment income                                              (1,428,331)        (2,032,243)
-------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)              20,821,849         (1,340,657)
-------------------------------------------------------------------------------------------------------
Total Increase (decrease) in net assets                                   20,821,849         (1,340,657)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                       80,707,990         82,048,647
-------------------------------------------------------------------------------------------------------
End of period                                                           $101,529,839        $80,707,990
-------------------------------------------------------------------------------------------------------

* Unaudited


The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a share outstanding throughout the period)

--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                          ended
Per-share                              March 31
operating performance               (Unaudited)                                Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
New asset value,
beginning of period                       $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                     .0153          .0254          .0299          .0304          .0298          .0312
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                     .0153          .0254          .0299          .0304          .0298          .0312
--------------------------------------------------------------------------------------------------------------------------
Total distributions                      (.0153)        (.0254)        (.0299)        (.0304)        (.0298)        (.0312)
--------------------------------------------------------------------------------------------------------------------------
New asset value,
end of period                             $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     1.54*          2.57           3.03           3.09           3.02           3.16
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $101,530        $80,708        $82,049       $105,442       $100,814        $73,066
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .38*           .73            .75            .80            .90            .81
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  1.51*          2.57           3.12           3.02           2.86           3.10
--------------------------------------------------------------------------------------------------------------------------
(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).



Notes to financial statements
March 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax as is consistent with maintenance of liquidity and stability of principal by investing primarily in a diversified portfolio of short-term tax-exempt securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuations The valuation of the fund's portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

C) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

D) Interest income and distributions to shareholders Interest is recorded on the accrual basis. Income dividends are recorded daily by the fund and are paid monthly to the shareholders.

E) Amortization of bond premium and accretion of bond discount Premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.45% of the first $500 million of average net assets, 0.35% of the next $500 million, 0.30% of the next $500 million, 0.25% of the next $5 billion, 0.225% of the next $5 billion, 0.205% of the next $5 billion, 0.190% of the next $5 billion, 0.180% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 2000, fund expenses were reduced by $50,437 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $315 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. Currently, no payments are being made to the plan.

For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter receives proceeds from contingent deferred sales charges. These charges apply to certain shares that have been exchanged from other Putnam funds. Putnam Mutual Funds received no monies in contingent deferred sales charges from such redemptions.

Note 3
Purchase and sales of securities

During the six months ended March 31, 2000, purchases and sales
(including maturities) of investment securities (all short-term obligations) aggregated $121,429,295 and $102,650,500, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                      Six months ended          Year ended
                                              March 31,       September 30,
                                                  2000                1999
---------------------------------------------------------------------------
Shares sold                                 99,585,972         116,573,885
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,368,330           1,903,471
---------------------------------------------------------------------------
                                           100,954,302         118,477,356

Shares
repurchased                                (80,132,453)       (119,818.013)
---------------------------------------------------------------------------
Net increase
(decrease)                                  20,821,849          (1,340,657)
---------------------------------------------------------------------------


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund**

Preferred Income Fund

Strategic Income Fund*

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]**

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

              * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER]   Closed to new investors. Some exceptions may apply.
                Contact Putnam for details.

[SECTION MARK]  Not available in all states.

             ** An investment in a money market fund is not insured or
                guaranteed by the Federal Deposit Insurance.
                Corporation or any other government agency. Although the fund seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminv.com.


Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative.

To learn more about Putnam, visit our Website.

www.putnaminv.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

*DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.

Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Brian S. Torpey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

For account balances, economic forecasts, and the latest on Putnam funds, visit

www.putnaminv.com


SA057-60370  062  5/00